Pension Plans, Postretirement and Other Employee Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension Plans, Postretirement and Other Employee Benefits
10.	Pension Plans, Postretirement and Other Employee Benefits

Pension benefits are based on years of service and, for most salaried employees, on average compensation. Our funding policy is to contribute to the plans amounts necessary to satisfy the funding requirement of applicable federal or foreign laws and regulations. Of our $734 million benefit obligation at December 31, 2017, approximately $666 million required funding under applicable federal and foreign laws. The balance of our benefit obligation, $68 million, did not require funding under applicable federal or foreign laws and regulations. At December 31, 2017, we had approximately $640 million in assets to fund that obligation. Pension plan assets were invested in the following classes of securities:

	Percentage of Fair Market Value
	December 31, 2017		December 31, 2016
	US	Foreign	US	Foreign
Equity Securities	70%	50%	70%	61%
Debt Securities	29%	42%	30%	34%
Real Estate	—	2%	—	2%
Other	1%	6%	—%	3%

Our investment policy for our domestic plan is to invest more heavily in equity securities than debt securities. Targeted pension plan allocations are 70 percent in equity securities and 30 percent in debt securities, with acceptable tolerance levels of plus or minus five percent within each category for our domestic plan. Our foreign plans are individually managed to different target levels depending on the investing environment in each country and the funded status of each plan, with an increased allocation of assets to debt securities at higher funded ratios.

The assets of some of our pension plans are invested in trusts that permit commingling of the assets of more than one employee benefit plan for investment and administrative purposes. Each of the plans participating in the trust has interests in the net assets of the underlying investment pools of the trusts. The investments for all our pension plans are recorded at estimated fair value, in compliance with the accounting guidance on fair value measurement.

The following table presents our plan assets using the fair value hierarchy as of December 31, 2017 and 2016, respectively. The fair value hierarchy has three levels based on the methods used to determine the fair value. Level 1 assets refer to those asset values based on quoted market prices in active markets for identical assets at the measurement date. Level 2 assets refer to assets with values determined using significant other observable inputs, and Level 3 assets include values determined with non-observable inputs.

	Fair Value Level as of December 31, 2017
	US		Foreign
Asset Category	Level 1	Assets Measurement at NAV	Level 1	Level 2	Level 3	Assets Measurement at NAV
	(Millions)
Equity securities:
U.S. large cap	$21	$85	$3	$31	$—	$31
U.S. mid cap	—	—	—	2	—	—
U.S. small cap	—	15	—	—	—	—
Non-U.S. large cap	—	15	10	48	—	56
Non-U.S. mid cap	—	—	—	12	—	9
Non-U.S. small cap	—	—	—	3	—	—
Emerging markets	—	5	3	5	—	1
Debt securities:
U.S. treasuries/government bonds	—	—	1	—	—	—
U.S. corporate bonds	—	3	—	1	—	—
U.S. other fixed income	—	56	—	—	—	—
Non-U.S. treasuries/government bonds	—	—	1	112	—	32
Non-U.S. corporate bonds	—	—	4	15	—	13
Non-U.S. municipal obligations	—	—	—	—	—	1
Non-U.S. other fixed income	—	—	2	—	—	—
Real Estate:
Non-U.S. real estate	—	—	1	6	—	—
Other:
Insurance contracts	—	—	—	16	9	—
Cash held in bank accounts	2	—	9	1	—	—

Total	$23	$179	$34	$252	$9	$143

	Fair Value Level as of December 31, 2016
	US		Foreign
Asset Category	Level 1	Asset Measurement at NAV	Level 1	Level 2	Level 3	Asset Measurement at NAV
	(Millions)
Equity securities:
U.S. large cap	$22	$77	$2	$30	$—	$26
U.S. mid cap	—	—	1	2	—	—
U.S. small cap	—	15	—	—	—	—
Non-U.S. large cap	—	—	7	67	—	46
Non-U.S. mid cap	—	15	—	15	—	8
Non-U.S. small cap	—	—	—	10	—	1
Emerging markets	—	5	2	3	—	1
Debt securities:
U.S. treasuries/government bonds	—	—	1	—	—	—
U.S. corporate bonds	—	2	—	1	—	—
U.S. other fixed income	—	54	—	—	—	—
Non-U.S. treasuries/government bonds	—	—	1	38	—	29
Non-U.S. corporate bonds	—	—	4	23	—	12
Non-U.S. municipal obligations	—	—	—	—	—	1
Non-U.S. other fixed income	—	—	1	—	—	—
Real Estate:
Non-U.S. real estate	—	—	1	5	—	—
Other:
Insurance contracts	—	—	—	13	9	—
Cash held in bank accounts	2	—	7	2	—	—

Total	$24	$168	$27	$209	$9	$124

Level 1 assets were valued using market prices based on daily net asset value (NAV) or prices available daily through a public stock exchange. Level 2 assets were valued primarily using market prices, sometimes net of estimated realization expenses, and based on broker/dealer markets or in commingled funds where NAV is not available daily or publicly. For insurance contracts, the estimated surrender value of the policy was used to estimate fair market value.

The table below summarizes the changes in the fair value of the Level 3 assets:

	December 31, 2017		December 31, 2016
	Level 3 Assets		Level 3 Assets
	US	Foreign	US	Foreign
	(Millions)		(Millions)
Balance at December 31 of the previous year	$—	$9	$—	$8
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	—	1

Ending Balance at December 31	$—	$9	$—	$9

The following table contains information about significant concentrations of risk, including all individual assets that make up more than 5 percent of the total assets and any direct investments in Tenneco stock:

Asset Category	Fair Value Level	Value	Percentage of Total Assets
	(Millions)
2017:
Tenneco Stock	1	$21	3.3%
2016:
Tenneco Stock	1	$22	4.0%

Our approach to determining expected return on plan asset assumptions evaluates both historical returns as well as estimates of future returns, and adjusts for any expected changes in the long-term outlook for the equity and fixed income markets for both our domestic and foreign plans.

A summary of the change in benefit obligation, the change in plan assets, the development of net amount recognized, and the amounts recognized in the balance sheets for the pension plans and postretirement benefit plan follows:

	Pension				Postretirement
	2017		2016		2017	2016
	US	Foreign	US	Foreign	US	US
	(Millions)
Change in benefit obligation:
Benefit obligation at December 31 of the previous year	$272	$438	$416	$425	$143	$141
Currency rate conversion	—	42	—	(38)	—	—
Settlement	(7)	(3)	(1)	—	—	—
Service cost	1	9	1	8	—	—
Interest cost	10	13	15	14	6	6
Administrative expenses/taxes paid	—	(2)	—	(1)	—	—
Plan amendments	—	—	—	(1)	—	—
Actuarial (gain)/loss	10	(9)	(7)	50	12	5
Benefits paid	(23)	(18)	(152)	(20)	(10)	(9)
Participants’ contributions	—	1	—	1	—	—

Benefit obligation at December 31	$263	$471	$272	$438	$151	$143
Change in plan assets:
Fair value at December 31 of the previous year	$192	$369	$304	$355	$—	$—
Currency rate conversion	—	35	—	(33)	—	—
Settlement	(7)	(3)	(1)	—	—	—
Actual return on plan assets	22	42	21	50	—	—
Administrative expenses/taxes paid	—	(2)	—	(1)	—	—
Employer contributions	18	14	20	17	10	9
Participants’ contributions	—	1	—	1	—	—
Benefits paid	(23)	(18)	(152)	(20)	(10)	(9)

Fair value at December 31	$202	$438	$192	$369	$—	$—

Development of net amount recognized:
Unfunded status at December 31	$(61)	$(33)	$(80)	$(69)	$(151)	$(143)
Unrecognized cost:
Actuarial loss	135	122	146	145	56	48
Prior service cost/(credit)	—	3	—	4	(3)	(4)

Net amount recognized at December 31	$74	$92	$66	$80	$(98)	$(99)

Amounts recognized in the balance sheets as of December 31
Noncurrent assets	$—	$28	$—	$9	$—	$—
Current liabilities	(2)	(3)	(20)	(2)	(9)	(10)
Noncurrent liabilities	(59)	(58)	(60)	(76)	(142)	(133)

Net amount recognized	$(61)	$(33)	$(80)	$(69)	$(151)	$(143)

Assets of one plan may not be utilized to pay benefits of other plans. Additionally, the prepaid (accrued) pension cost has been recorded based upon certain actuarial estimates as described below. Those estimates are subject to revision in future periods given new facts or circumstances.

Net periodic pension costs for the years 2017, 2016 and 2015, consist of the following components:

	2017		2016		2015
	US	Foreign	US	Foreign	US	Foreign
	(Millions)
Service cost—benefits earned during the year	$1	$9	$1	$8	$1	$9
Interest cost (a)	10	13	15	14	17	15
Expected return on plan assets (a)	(14)	(25)	(23)	(20)	(23)	(21)
Settlement loss (a)	8	1	72	—	4	—
Net amortization:
Actuarial loss (a)	5	9	8	7	8	8
Prior service cost (a)	—	1	—	1	—	1

Net pension costs	$10	$8	$73	$10	$7	$12

(a)	Recorded in other expense.

Amounts recognized in accumulated other comprehensive loss for pension benefits consist of the following components:

	2017		2016
	US	Foreign	US	Foreign
	(Millions)
Net actuarial loss	$135	$122	$146	$145
Prior service cost	—	3	—	4

	$135	$125	$146	$149

Amounts recognized for pension and postretirement benefits in other comprehensive income for the year ended December 31, 2017 and 2016 include the following components:

	Year Ended December 31,
	2017			2016
	Before-Tax Amount	Tax Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax Benefit	Net-of-Tax Amount
	(Millions)
Defined benefit pension and postretirement plans:
Change in total actuarial gain (loss)	$12	$(4)	$8	$51	$(21)	$30
Amortization of prior service cost included in net periodic pension and postretirement cost	—	—	—	(1)	—	(1)
Amortization of actuarial gain (loss) included in net periodic pension and postretirement cost	26	(7)	19	20	(8)	12

Other comprehensive income—pension benefits	$38	$(11)	$27	$70	$(29)	$41

In 2018, we expect to recognize the following amounts, which are currently reflected in accumulated other comprehensive loss, as components of net periodic benefit cost:

	2018
	US	Foreign
	(Millions)
Net actuarial loss	$5	$7
Prior service cost	—	1

	$5	$8

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for all pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	US	Foreign	US	Foreign
	(Millions)
Projected benefit obligation	$263	$117	$272	$266
Accumulated benefit obligation	263	112	272	261
Fair value of plan assets	202	56	192	188

The following estimated benefit payments are payable from the pension plans to participants:

Year	US	Foreign
	(Millions)
2018	$14	$20
2019	15	21
2020	16	23
2021	14	22
2022	16	23
2023-2027	76	128

The following assumptions were used in the accounting for the pension plans for the years of 2017, 2016, and 2015:

	2017		2016
	US	Foreign	US	Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.8%	2.6%	4.2%	2.8%
Rate of compensation increase	N/A	2.5%	N/A	2.5%

	2017		2016		2015
	US	Foreign	US	Foreign	US	Foreign
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.2%	2.8%	4.3%	3.5%	4.1%	3.2%
Expected long-term return on plan assets	7.8%	5.2%	7.6%	5.7%	7.8%	5.9%
Rate of compensation increase	N/A	2.5%	N/A	2.7%	N/A	3.0%

We made contributions of $32 million to our pension plans during 2017. Based on current actuarial estimates, we believe we will be required to make contributions of $15 million to those plans during 2018. Pension contributions beyond 2018 will be required, but those amounts will vary based upon many factors, including the performance of our pension fund investments during 2018 and future discount rate changes.

In February 2016, the Company launched a voluntary program to buy out active employees and retirees who have earned benefits in the U.S. pension plans. As of December 31, 2016, this program had been substantially completed with cash payments to those who elected to take the buyout made from pension plan assets in the fourth quarter of 2016. In connection with this program the Company contributed $18 million into the pension trust and recognized a non-cash charge of $72 million. The program was completed in the first quarter of 2017, at which time we contributed another $10 million and recognize a non-cash charge of $6 million.

We have life insurance plans which provided benefit to a majority of our U.S. employees. We also have postretirement plans for our U.S. employees hired before January 1, 2001. The plans cover salaried employees retiring on or after attaining age 55 who have at least 10 years of service with us. For hourly employees, the postretirement benefit plans generally cover employees who retire according to one of our hourly employee retirement plans. All of these benefits may be subject to deductibles, co-payment provisions and other limitations, and we have reserved the right to change these benefits. For those employees hired after January 1, 2001, we do not provide any postretirement benefits. Our postretirement healthcare and life insurance plans are not funded. The measurement date used to determine postretirement benefit obligations is December 31.

Net periodic postretirement benefit cost for the years 2017, 2016, and 2015, consists of the following components:

	2017	2016	2015
	(Millions)
Service cost—benefits earned during the year	$—	$—	$—
Interest on accumulated postretirement benefit obligation (a)	6	6	6
Net amortization:
Actuarial loss (a)	—	5	6
Prior service credit (a)	(1)	(1)	(4)
Prior period correction (a)	4	—	—

Net periodic postretirement benefit cost	$9	$10	$8

(a) Recorded in other expense.

In 2018, we expect to recognize the following amounts, which are currently reflected in accumulated other comprehensive loss, as components of net periodic benefit cost:

2018
(Millions)
Net actuarial loss	$6
Prior service credit	(1)

$5

The following estimated postretirement benefit payments are payable from the plan to participants:

Year	Postretirement Benefits
(Millions)
2018	$9
2019	9
2020	9
2021	9
2022	9
2023-2027	45

We do not expect to receive any future subsidies under the Medicare Prescription Drug, Improvement, and Modernization Act.

The weighted-average assumed health care cost trend rate used in determining the 2017 accumulated postretirement benefit obligation was 6.8 percent, declining to 4.5 percent by 2027. For 2016, the health care cost trend rate was 7.0 percent declining to 4.5 percent by 2026 and for 2015, the health care cost trend rate was 7.0 percent declining to 4.5 percent by 2026.

The following assumptions were used in the accounting for postretirement cost for the years of 2017, 2016 and 2015:

	2017	2016
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.8%	4.2%
Rate of compensation increase	N/A	N/A

	2017	2016	2015
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.2%	4.3%	4.1%
Rate of compensation increase	N/A	N/A	N/A

A one-percentage-point increase in the 2017 assumed health care cost trend rates would increase total service and interest cost by $1 million and would increase the postretirement benefit obligation by $17 million. A one-percentage-point decrease in the 2017 assumed health care cost trend rates would decrease the total service and interest cost by $1 million and decrease the postretirement benefit obligation by $14 million.

Based on current actuarial estimates, we believe we will be required to make postretirement contributions of approximately $9 million during 2018.

Effective January 1, 2012, the Tenneco Employee Stock Ownership Plan for Hourly Employees and the Tenneco Employee Stock Ownership Plan for Salaried Employees were merged into one plan called the Tenneco 401(k) Retirement Savings Plan (the “Retirement Savings Plan”). Under the plan, subject to limitations in the Internal Revenue Code, participants may elect to defer up to 75 percent of their salary through contributions to the plan, which are invested in selected mutual funds or used to buy our common stock. We match 100 percent of an employee’s contributions up to three percent of the employee’s salary and 50 percent of an employee’s contributions that are between three percent and five percent of the employee’s salary. In connection with freezing the defined benefit pension plans for nearly all U.S. based salaried and non-union hourly employees effective December 31, 2006, and the related replacement of those defined benefit plans with defined contribution plans, we are making additional contributions to the Employee Stock Ownership Plans. We recorded expense for these contributions of approximately $29 million, $28 million and $27 million in 2017, 2016 and 2015, respectively. Matching contributions vest immediately. Defined benefit replacement contributions fully vest on the employee’s third anniversary of employment.